LoCorr Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 31, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	LoCorr Investment Trust (the “Trust”) Securities Act Registration No: 333-171360 LoCorr Spectrum Income Fund (S000043632)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated December 26, 2013, and filed electronically as Post-Effective Amendment No. 11 to the Company’s Registration Statement on Form N-1A on December 26, 2013.

Please direct any inquiries regarding this filing to Alia Vasquez at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Jon C. Essen
Jon C. Essen, Treasurer, Secretary and Chief Compliance Officer